Changes in the allowance for doubtful accounts of finance lease receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the allowance for doubtful accounts of finance lease receivables [Abstract]
Beginning balance	₩ 1,133
Bad debt expense	0	₩ 1,133
Reversal of allowance for doubtful accounts	(271)	0
Ending balance	₩ 862	₩ 1,133